Parent Entity Financial Information - Summary of Information Extracted from Books and Records of Parent 1 (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Parent
Statement of profit or loss and other comprehensive income [abstract]
Total loss and total comprehensive loss	$ (27,197,861)	$ (45,140,648)	$ (5,644,299)